Related party transactions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	£ 36	£ 153	£ 221
Purchases of goods and services, related party transactions	0	0	6
Interest received from joint ventures	0	6	0
Interest paid to joint ventures	1	2	0
Amounts receivable	4	323	80
Amounts payable	11	15	0
Dividends received	83	62	152
Joint ventures | Emerald Energy Venture LLC
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	3	114	126
Receivables due from joint ventures	0	320	77
Joint ventures | Nemo Link Limited
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	11	12	71
Dividends received	26	26	17
Joint ventures | BritNed Development Limited
Disclosure of transactions between related parties [line items]
Dividends received	54	22	116
Total for all associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	1	1	1
Purchases of goods and services, related party transactions	0	29	4
Amounts receivable	0	1	0
Amounts payable	0	0	1
Dividends received	18	39	117
Total for all associates | New York Transco LLC
Disclosure of transactions between related parties [line items]
Dividends received	18	17	12
Total for all associates | GasT TopCo Limited
Disclosure of transactions between related parties [line items]
Dividends received		22	102
Subsidiaries of an associate
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	0	51	70
Purchases of goods and services, related party transactions	0	0	1
Amounts receivable	0	0	8
Subsidiaries of an associate | National Gas Transmission Plc
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	0	51	70
Pension plan
Disclosure of transactions between related parties [line items]
Purchases of goods and services, related party transactions	£ 2	£ 0	£ 0